Note 20 - Stock Options - Schedule of Assumptions Used In Calculating the Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted-average fair value of options granted (in dollars per share)	$ 11.19	$ 4.83	$ 7.77
Average dividend yield	2.23%	2.93%	2.26%
Expected volatility	40.00%	40.00%	40.00%
Risk-free interest rate	1.00%	0.49%	1.93%
Expected term (years) (Year)	7 years	7 years	7 years
Shares Granted (in shares)	21,958	63,858	33,853
Exercise Price (in dollars per share)	$ 34.60	$ 16.77	$ 22.97